Acquisitions and License Agreements (Tables)	12 Months Ended
Sep. 27, 2013
Business Combinations [Abstract]
Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed
Fair Value Allocation of Assets Acquired and Liabilities Assumed—The following amounts represent the preliminary determination of the fair value of the identifiable assets acquired and liabilities assumed for CVI and Nfocus:

(Dollars in Millions)	CVI	Nfocus	Total
Deferred tax assets (current)	$6	$2	$8
Other current assets	4	2	6
Intangible assets	122	45	167
Goodwill (non-tax deductible)	117	30	147
Other assets	1	—	1
Total assets acquired	250	79	329
Contingent consideration (current)	61	—	61
Other current liabilities	3	12	15
Contingent consideration (non-current)	40	21	61
Deferred tax liabilities (non-current)	31	(5)	26
Total liabilities assumed	135	28	163
Net assets acquired	$115	$51	$166
Fair Value Allocation of Assets Acquired and Liabilities Assumed—The following amounts represent the final fair value of the identifiable assets acquired and liabilities assumed:

(Dollars in Millions)	Oridion	superDimension	BÂRRX	All Other	Total
Deferred tax assets (current)	$1	$33	$28	$9	$71
Other current assets(1)	64	18	28	37	147
Intangible assets	142	84	139	127	492
Goodwill (non-tax deductible)	177	226	265	193	861
Other assets	7	2	1	8	18
Total assets acquired	391	363	461	374	1,589
Contingent consideration (current)	—	11	56	20	87
Other current liabilities	16	50	6	30	102
Contingent consideration (non-current)	—	11	15	40	66
Deferred tax liabilities (non-current)	36	14	46	26	122
Other liabilities	2	28	—	10	40
Total liabilities assumed	54	114	123	126	417
Net assets acquired	$337	$249	$338	$248	$1,172

(1)
Amounts include $12 million, $5 million, $6 million and $11 million of accounts receivable for Oridion, superDimension, BÂRRX and all other acquisitions, respectively, which are also the gross contractual values. As of each acquisition date, the fair value of accounts receivable approximated carrying value.

Schedule of Intangible Assets Acquired
Intangible assets acquired consist of the following:

(Dollars in Millions)	Amount	Weighted-Average Amortization Period
Oridion
Completed technology	$67	15 years
Customer relationships	75	11 years
	$142	13 years
superDimension
Completed technology	$47	11 years
Customer relationships	26	12 years
In-process research and development	9	Non-Amortizable
Trademarks	2	6 years
	$84	11 years
BÂRRX
Completed technology	$85	15 years
Customer relationships	54	11 years
	$139	13 years
All Other
Completed technology	$104	14 years
Customer relationships	7	7 years
In-process research and development	16	Non-Amortizable
	$127	13 years
Total
Completed technology	$303	14 years
Customer relationships	162	11 years
In-process research and development	25	Non-Amortizable
Trademarks	2	5 years
	$492	13 years

Results of Acquisitions Included in Income Statement
Financial Results—The amount of net sales and earnings included in the Company’s fiscal 2012 results for each of the acquisitions discussed above were as follows:

(Dollars in Millions)
Net sales
Oridion	$20
superDimension	12
BÂRRX	29
All other	18
$79

Operating loss(1)
Oridion	$(18)
superDimension	(16)
BÂRRX	(20)
All other	(25)
$(79)

(1)	Amounts include restructuring charges, charges to cost of goods sold related to the sale of acquired inventory that had been written up to fair value upon acquisition and transaction costs.

Schedule of Acquisition Costs
Acquisition-Related Costs—Acquisition-related costs incurred in fiscal 2012 for each of the acquisitions discussed above were as follows:

(Dollars in Millions)	Transaction Costs	Inventory Charges	Total
Oridion	$5	$8	$13
superDimension	9	1	10
BÂRRX	5	3	8
All other	1	5	6
Total acquisition-related costs	$20	$17	$37

Schedule of Pro Forma Financial Information

(Dollars in Millions, Except per Share Data)	2013	2012
Net sales	$10,235	$9,851
Income from continuing operations	1,581	1,628
Net income	1,681	1,896
Basic earnings per share:
Income from continuing operations	$3.39	$3.38
Net income	3.60	3.94
Diluted earnings per share:
Income from continuing operations	$3.36	$3.35
Net income	3.57	3.90

(Dollars in Millions, Except per Share Data)	2012	2011
Net sales	$9,958	$9,778
Income from continuing operations	1,627	1,527
Net income	1,896	1,815
Basic earnings per share:
Income from continuing operations	$3.38	$3.10
Net income	3.94	3.68
Diluted earnings per share:
Income from continuing operations	$3.35	$3.07
Net income	3.90	3.65